Debt - Summary of Debt (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current:
Current portion of long-term debt	$ 9,856	$ 11,270
Long-term:
Long-term debt	345,625	317,948
Capital leases [member]
Current:
Current portion of long-term debt	6,506	9,651
Long-term:
Long-term debt	7,604	14,110
Secured equipment loans [member]
Current:
Current portion of long-term debt	3,350	1,619
Long-term:
Long-term debt	6,338	1,753
Senior Secured Notes [member]
Long-term:
Long-term debt	$ 331,683	$ 302,085